SCHEDULE OF OF REVENUE AND COST OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Contract Revenue	$ 3,951,649	$ 6,825,879	$ 4,169,931
Contract Costs	3,539,478	4,385,279	3,384,227
Gross profit	$ 412,171	$ 2,440,600	$ 785,704
Gross Profit Margin	10.00%	36.00%	19.00%